Intangible Assets and Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets and Goodwill, Net
Schedule of intangible assets and goodwill

	2022						2021
			Accumulated						Accumulated
	Cost		Amortization		Carrying Amount		Cost		Amortization		Carrying Amount
Intangible assets and goodwill with indefinite useful lives:
Trademarks	Ps.	32,828	Ps.	—	Ps.	32,828	Ps.	35,242	Ps.	—	Ps.	35,242
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		13,904,998		—		13,904,998		14,036,657		—		14,036,657
		29,103,893		—		29,103,893		29,237,966		—		29,237,966
Intangible assets with finite useful lives:
Trademarks		2,227,096		(2,115,570)		111,526		2,227,096		(2,043,442)		183,654
Concessions		—		—		—		553,505		(553,505)		—
Licenses and software		15,111,644		(10,952,399)		4,159,245		14,831,874		(9,672,946)		5,158,928
Subscriber lists		8,791,701		(7,874,480)		917,221		8,806,951		(7,574,668)		1,232,283
Payments for renewal of concessions		5,824,365		(287,668)		5,536,697		5,825,559		—		5,825,559
Other intangible assets		6,252,593		(4,957,588)		1,295,005		5,446,636		(4,829,145)		617,491
		38,207,399		(26,187,705)		12,019,694		37,691,621		(24,673,706)		13,017,915
	Ps.	67,311,292	Ps.	(26,187,705)	Ps.	41,123,587	Ps.	66,929,587	Ps.	(24,673,706)	Ps.	42,255,881

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2022		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2022
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Other Businesses (1)		241,973		—		(131,659)		—		—		—		110,314
	Ps.	14,036,657	Ps.	—	Ps.	(131,659)	Ps.	—	Ps.	—	Ps.	—	Ps.	13,904,998

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	32,813	Ps.	—	Ps.	—	Ps.	15	Ps.	—	Ps.	—	Ps.	32,828
Other Businesses		2,429		—		(2,429)		—		—		—		—
	Ps.	35,242	Ps.	—	Ps.	(2,429)	Ps.	15	Ps.	—	Ps.	—	Ps.	32,828

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

(1)Through January 31, 2022, this goodwill was part of the Group’s former Content business.

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2021		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2021
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		(76,969)		—		—
	Ps.	14,113,626	Ps.	—	Ps.	—	Ps.	—	Ps.	(76,969)	Ps.	—	Ps.	14,036,657

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	32,813	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,813
Other Businesses		2,429		—		—		—		—		—		2,429
	Ps.	35,242	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	35,242

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

Schedule of key assumptions used for fair value or value in use calculations of goodwill and intabgible assets

The key assumptions used for either fair value or value in use calculations of goodwill and intangible assets in 2022, were as follows (see Note 15):

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	4.90%	4.90%
Discount rate	11.50%	12.30%
Pre-tax discount rate	13.20%	15.30%
Fair value calculations:
Multiple of sales	2.0	2.9
Multiple of EBITDA (as defined)	5.5	7.1

The key assumptions used for either fair value or value in use calculations of goodwill and intangible assets in 2021, were as follows (see Note 15):

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	4.00%	4.00%
Discount rate	10.00%	10.60%
Pre-tax discount rate	13.66%	16.50%
Fair value calculations:
Multiple of sales	2.2	3.3
Multiple of EBITDA (as defined)	6.8	7.9

Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of intangible assets and goodwill

	2022
					Licenses				Payments for		Other
					and		Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,227,096	Ps.	553,505	Ps.	14,831,874	Ps.	8,806,951	Ps.	5,825,559	Ps.	5,446,636	Ps.	37,691,621
Additions		—		—		965,046		—		—		842,137		1,807,183
Transfers from property, plant and equipment		—		—		502,017		—		—		—		502,017
Retirements and impairment adjustments		—		(553,505)		(1,206,643)		(10,386)		(1,194)		(118)		(1,771,846)
Transfers and reclassifications		—		—		35,921		—		—		(35,921)		—
Effect of translation		—		—		(16,571)		(4,864)		—		(141)		(21,576)
Balance at end of period		2,227,096		—		15,111,644		8,791,701		5,824,365		6,252,593		38,207,399
Accumulated amortization:
Balance at beginning of period		(2,043,442)		(553,505)		(9,672,946)		(7,574,668)		—		(4,829,145)		(24,673,706)
Amortization of the year		(72,128)		—		(1,640,543)		(315,062)		(287,668)		(103,469)		(2,418,870)
Other amortization of the year (1)		—		—		—		—		—		(353,232)		(353,232)
Retirements and impairment adjustments		—		553,505		610,038		10,386		—		63,074		1,237,003
Transfers and reclassifications		—		—		(264,968)		—		—		264,968		—
Effect of translation		—		—		16,020		4,864		—		216		21,100
Balance at end of period		(2,115,570)		—		(10,952,399)		(7,874,480)		(287,668)		(4,957,588)		(26,187,705)
	Ps.	111,526	Ps.	—	Ps.	4,159,245	Ps.	917,221	Ps.	5,536,697	Ps.	1,295,005	Ps.	12,019,694

	2021
					Licenses				Payments for		Other
					and		Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,227,096	Ps.	553,505	Ps.	13,139,480	Ps.	8,804,334	Ps.	5,825,559	Ps.	5,169,795	Ps.	35,719,769
Additions		—		—		1,599,671		—		—		299,793		1,899,464
Transfers from property, plant and equipment		—		—		609,974		—		—		(62,034)		547,940
Retirements and impairment adjustments		—		—		(643,888)		—		—		—		(643,888)
Transfers and reclassifications		—		—		117,716		—		—		39,278		156,994
Effect of translation		—		—		8,921		2,617		—		(196)		11,342
Balance at end of period		2,227,096		553,505		14,831,874		8,806,951		5,825,559		5,446,636		37,691,621
Accumulated amortization:
Balance at beginning of period		(1,971,314)		(442,804)		(8,446,906)		(7,258,070)		—		(4,191,392)		(22,310,486)
Amortization of the year		(72,128)		(110,701)		(1,741,517)		(313,981)		—		(301,444)		(2,539,771)
Other amortization of the year (1)		—		—		—		—		—		(329,144)		(329,144)
Retirements and impairment adjustments		—		—		516,045		—		—		—		516,045
Effect of translation		—		—		(568)		(2,617)		—		(7,165)		(10,350)
Balance at end of period		(2,043,442)		(553,505)		(9,672,946)		(7,574,668)		—		(4,829,145)		(24,673,706)
	Ps.	183,654	Ps.	—	Ps.	5,158,928	Ps.	1,232,283	Ps.	5,825,559	Ps.	617,491	Ps.	13,017,915

(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of revenues.

Intangible Assets with Indefinite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of intangible assets and goodwill

	2022
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,036,657	Ps.	29,237,966
Retirements		(2,429)		—		(131,659)		(134,088)
Effect of translation		15		—		—		15
Balance at end of period	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893

	2021
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,314,935
Impairment adjustments		—		—		(76,969)		(76,969)
Balance at end of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,036,657	Ps.	29,237,966